Equity accounted investees - Schedule of composition of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Equity	R$ 12,921	R$ 24,026
Goodwill	33,786	33,786
December 31, 2024	R$ 52,184	R$ 64,484
Educbank Gestao de Pagamentos Educacionais S.A. ("Educbank")
Disclosure of associates [line items]
Interest %	43.10%	45.00%
Equity	R$ 12,921	R$ 24,026
Fair value	5,477	6,672
Goodwill	33,786	33,786
December 31, 2024	R$ 52,184	R$ 64,484	R$ 83,139